Liability related to sales of future royalties and sales milestones, net (Tables)	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Liability Related to Sale of Revenue Rollforward
Changes to the Blackstone Collaboration Agreement liability related to the sale of future royalties and sales milestones are as follows (in thousands):

Year Ended December 31,
2021
Beginning balance	$—
Initial liability related to the sale of future royalties and sales milestones, net of issuance costs	45,923
Non-cash interest expense on liability related to sale of future royalties and sales milestones	1,093
Ending Balance	$47,016